Loan Level Tape Compare Upload
Client Project Name:	Spire 2026-4
Start - End Dates:	6/30/2026 9:18 AM
Loans in Report	5

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
409019571	XXXXX	DTI (Back)	XXXXX	XXXXX
409024370	XXXXX	DTI (Back)	XXXXX	XXXXX